Provisions_Changes in asset retirement obligation (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Beginning balance	₩ 61,872	₩ 58,076	₩ 39,121
Changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Provisions provided	1,489	2,225	2,034
Provisions used	(913)	(1,283)	(1,279)
Reversal of provisions unused	(1,038)	(733)	464
Amortization	564	428	(1)
Increase in restoration costs and others	5,226	3,159	17,737
Ending balance	₩ 67,200	₩ 61,872	₩ 58,076
Description of nature of obligation, other provisions	The amount of the asset retirement obligation is the present value of the best estimate of future expected expenditure to settle the obligation - arising from leased premises as of December 31, 2018, discounted by appropriate discount rate.
Description of expected timing of outflows, other provisions	The restoration cost is expected to occur by the end of each premise's lease period, and the Group has used average lease period of each category of leases terminated during the past years in order to rationally estimate the lease period.
Description of major assumptions made concerning future events, other provisions	In addition, the Group used average amount of actual recovery cost for the past 3 years and the inflation rate for last year in order to estimate future recovery cost.